Income and Expenses - Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses (Details) - Expenses by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses [Line Items]
Advertisement and promotions	$ 328,586	$ 191,582	$ 325,678
Depreciation	371,517	288,557	340,558
Legal and professional fee	603,411	584,145	40,727
Office expenses	327,733	216,332	141,870
Rental of equipment and others	277,005	292,897	224,730
Staff expenses and wages	34,215,044	27,172,767	17,938,407
Share-based compensation	5,158,990
Transportation	86,561	90,737	42,653
Insurance expenses	187,111	237,097	116,607
Other operating expenses	5,388,898	3,084,341	1,513,746
Total cost of revenue, selling and marketing expenses, general and administrative expenses	$ 46,944,856	$ 32,158,455	$ 20,684,976